Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 20 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of the consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the periods presented herein. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries” and the income of the subsidiary is presented as “share of income of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of September 30, 2024 and 2023, respectively.

PARENT COMPANY BALANCE SHEETS

AS OF SEPTEMBER 30, 2024 AND 2023

(IN U.S. DOLLARS, EXCEPT SHARE DATA)

	2024	2023
ASSETS
Current assets:
Cash and cash equivalents	$511,454	$2,992,032
Other receivables	6,858,500	6,858,500
Total current assets	7,369,954	9,850,532
Investment in subsidiaries	70,724,772	64,624,960
TOTAL ASSETS	$78,094,726	$74,475,492

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$91,500	$66,500
Total current liabilities	91,500	66,500
TOTAL LIABILITIES	91,500	66,500

COMMITMENTS AND CONTIGENCIES

Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 14,279,182 and 14,259,182 shares issued and outstanding, respectively	2,856	2,852
Additional paid-in capital	67,329,705	67,280,709
Retained earnings	8,624,437	7,554,210
Accumulated other comprehensive income	2,046,228	(428,779)
Total equity	78,003,226	74,408,992
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$78,094,726	$74,475,492

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED SEPTEMBER 30, 2024, 2023 AND 2022

(IN U.S. DOLLARS, EXCEPT SHARE DATA)

	2024	2023	2022
Operating expenses:
Selling, general and administrative	$474,715	$605,480	$435,061
Total operating expenses	474,715	605,480	435,061

Operating income	(474,715)	(605,480)	(435,061)

Other income (expenses):
Interest income (expenses), net	120,137	106,363	(2,117)
Share of income of subsidiaries	492,000	3,756,839	2,361,280
Total other income (expenses), net	612,137	3,863,202	2,359,163

Income before income taxes	137,422	3,257,722	1,924,202

Income tax expenses	-	-	-

Net income	137,422	3,257,722	1,924,202

Other comprehensive income (loss):
Foreign currency translation adjustment	2,475,007	(1,301,838)	(3,754,602)
Total comprehensive income (loss)	$2,612,429	$1,955,884	$(1,830,400)

PARENT COMPANY STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED SEPTEMBER 30, 2024, 2023 AND 2022
(IN U.S. DOLLARS, EXCEPT SHARE DATA)

	2024	2023	2022
Cash Flows from Operating Activities:
Net income	$137,422	$3,257,722	$1,924,202
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation	49,000	59,600	-
Share of income of subsidiaries	(492,000)	(3,756,839)	(2,361,280)
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	25,000	-	(3,433)
Net cash provided by (used in) operating activities	(280,578)	(439,517)	(440,511)

Cash Flows from Investing Activities:
Investment in subsidiary	(2,200,000)	-	-
Net cash used in investing activities	(2,200,000)	-	-

Cash Flows from Financing Activities:
Proceeds from stock offering, net of offering costs		23,010,000
Repayments to related parties	-	(6,858,500)	-
Repayments to subsidiaries	-	(12,733,500)	-
Net cash (used in) provided by financing activities	-	3,418,000	-

Effect of exchange rate changes on cash and cash equivalents and restricted cash	-	-	-

Net (decrease) increase in cash and cash equivalents and restricted cash	(2,480,578)	2,978,483	(440,511)
Cash and cash equivalents and restricted cash at the beginning of year	2,992,032	13,549	454,060
Cash and cash equivalents and restricted cash at the end of year	$511,454	$2,992,032	$13,549